Warrant liabilities, Impact of Change in Functional Currency (Details)						12 Months Ended
	Nov. 04, 2024 USD ($) shares	Oct. 29, 2024 USD ($)	Oct. 08, 2024 USD ($)	Aug. 01, 2024 USD ($) shares	Nov. 04, 2022 USD ($) shares	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($) shares	Nov. 06, 2024 $ / shares shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding (in shares) | shares							132,811	22,699,987
Warrant Issued (in shares) | shares					121,995
Derivative liability					$ 1,836,666	$ 72,500	$ 919,250
Fair value of the warrant liabilities				$ 454,571		$ (1,728,392)	$ 0
Warrants expected remaining life			2 years			4 years 2 months 26 days	8 months 12 days
Warrants exercisable (in shares) | shares										1,122
Warrants exercised price per share (in dollars per share) | $ / shares								$ 1.52	$ 13.08	$ 67.3	$ 13.08	$ 13.08	$ 13.08
Warrants exercisable period			2 years
Conversion of warrants issued			$ 7,500
Fair value of warrants exercised		$ 303,492		141,096
Consolidation ratio								0.09692
Liability Classified Warrants [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding (in shares) | shares	92,917
Fair value of the warrant liabilities	$ 0
Warrants exercisable (in shares) | shares									9,176
Warrants exercised price per share (in dollars per share) | $ / shares									$ 13.08
Fair value of warrants exercised				25,067
Equity Classified Warrants [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding (in shares) | shares	10,816
Fair value of the warrant liabilities				0
Warrant Liabilities [Member]
Warrants and Rights Note Disclosure [Abstract]
Fair value of warrants exercised						$ (303,492)
Change in fair value of warrant liabilities (exercised warrants)						$ 162,396
ASC 815 [Member]
Warrants and Rights Note Disclosure [Abstract]
Derivative liability				$ 1,382,096
ASC 718 [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding (in shares) | shares				10,816
Dividend Yield [Member]
Warrants and Rights Note Disclosure [Abstract]
Measurement input						0	0			0
Expected Volatility [Member]
Warrants and Rights Note Disclosure [Abstract]
Measurement input						1.50	1.05			0.925
Risk-free Interest Rate [Member]
Warrants and Rights Note Disclosure [Abstract]
Measurement input						0.0301	0.0349			0.0453